Schedule of supplemental balance sheet information (Details) - USD ($)	Dec. 31, 2022	Apr. 07, 2022	Dec. 31, 2021
Leases
Right -of -use assets	$ 446,957	$ 470,708
Operating lease liabilities	13,218
Operating lease liabilities	$ 469,437